Net finance expense (income) (Tables)	6 Months Ended
Feb. 28, 2026
Net finance expense (income)
Summary of net finance expense (income)

	Three-month	Three-month	Six-month	Six-month
	period ended	period ended	period ended	period ended
	February 28,	February 28,	February 28,	February 28,
	2026	2025	2026	2025
	$	$	$	$
Interest and bank charges	735,864	33,359	1,836,884	55,986
Interest income	(23,964)	(28,649)	(47,974)	(28,706)
Foreign currency exchange	61,071	(48,073)	(97,601)	(18,922)
Transaction costs	771,775	605,795	771,775	745,248
Gain on derivative liabilities [note 16]	(2,825,707)	(1,042,767)	(2,911,891)	(2,241,059)
Loss on valuation of contingent consideration [note 16]	125,855	—	466,795	—
	(1,155,106)	(480,335)	17,988	(1,487,453)